Note 7 - Indebtedness	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
7 .	Indebtedness

2017
Convertible notes payable

On each of
February 17,
March 3,
March 10
and
March 17, 2017,
we entered into Note Purchase Agreements (the “Note Agreements”) with a number of accredited investors in private transactions. Pursuant to these Note Agreements, we sold convertible promissory notes (the
“2017
Notes”) raising gross proceeds of approximately
$3.1
million. The
2017
Notes are scheduled to mature on
December 1, 2018
and bear interest at a rate of
5.0%
per year. Principal and interest on the
2017
Notes are payable at maturity. The Company
may
prepay the
2017
Notes in whole or in part at any time without penalty or premium. The
2017
Notes are convertible into shares of common stock or other securities of the Company upon the occurrence of a Qualified Financing, including the sale of equity securities or a strategic partnership, raising gross proceeds of at least
$2.0
million on or before the maturity of the
2017
Notes or upon the request of a holder of any
2017
Note at a fixed conversion rate of
$10.10
per share. Upon issuance, the
2017
Notes were convertible into our common stock at a conversion rate of
$10.10
per share. The fair market value of our stock on the dates of issuance ranged from
$15.00
to
$39.00
per share. Therefore the
2017
Notes contained a beneficial conversion feature with an aggregate intrinsic value of approximately
$3.0
million, which is recorded as a debt discount and is presented as a direct deduction from the carrying value of the
2017
Notes and will be amortized through interest expense over the life of the
2017
Notes. Upon the occurrence of certain events of default, the
2017
Notes require the Company to repay the unpaid principal amount of the Notes and any unpaid accrued interest. The Company expects to use the net proceeds from the sales of the Notes for working capital and general corporate purposes. One of our stockholders, who beneficially owns more than
10%
of our common stock, purchased
$200,000
of the
2017
Notes.

2013
Convertible notes payable

In
2013,
we initiated an offering of convertible promissory notes (the
“2013
Notes”). In total, gross proceeds raised were
$3.1
million. The
2013
Notes accrue interest at
5%
per year, payable quarterly, are convertible into shares of common stock at
$11.25
per share at the option of the holder and mature in
December 2018.
The Company had
not
paid the required quarterly interest for the
2013
Notes since the quarter ended
March 31, 2016.
This constituted an event of default under which the note holders could have demanded immediate payment of the outstanding principal and accrued but unpaid interest.

In
March 2017,
we offered to all holders of outstanding
2013
Notes, who were accredited investors, an opportunity to convert all outstanding principal and accrued interest through
March 31, 2017
into shares of our common stock at a rate of
$7.50
per share. The offered conversion rate represented a
$3.75,
or
33.3%,
discount from the rate stated in the terms of the
2013
Notes, which at the time was
$11.25
per share. Holders of
$2,750,000
aggregate principal amount of the
2013
Notes accepted the offer to convert and on
March 31, 2017
we issued
385,000
shares of common stock in exchange for the surrender of the
2013
Notes which included
$138,000
of accrued but unpaid interest. The fair market value of the shares issued was
$11.5
million, compared to
$8.5
million under the original conversion terms, resulting in a loss on the induced debt conversion of approximately
$3.0
million. One of our stockholders, who beneficially owns more than
10%
of our common stock, converted
$700,000
aggregate principal amount of
2013
Notes, along with
$35,000
of accrued but unpaid interest, into
98,000
shares of our common stock. The shares were issued in reliance on the exemption from registration set forth in Section
3
(a)(
9
) of the Securities Act as securities exchanged by an issuer with existing security holders where no
commission or other remuneration is paid or given directly or indirectly by the issuer for soliciting such exchange.

Demand notes payable

In
September 2015
, we assumed
$250,000
of unsecured demand notes in conjunction with our merger with Cimarron Medical, Inc. that were previously issued by Cimarron (the “Demand Notes”).

We included the holders of Demand Notes in our offer to convert all outstanding principal into shares of our common stock at a rate of $
7.50
per share. The Demand Notes had
no
conversion feature. The holders of all
$250,000
aggregate principal amount of the Demand Notes accepted the offer to convert and on
March 31, 2017
we issued
33,332
shares of common stock in exchange for the surrender of all Demand Notes. The fair market value of the shares issued was
$1.0
million resulting in a loss on induced debt conversion of
$700,000.
The shares were issued in reliance on the exemption from registration set forth in Section
3
(a)(
9
) of the Securities Act as securities exchanged by an issuer with existing security holders where no
commission or other remuneration is paid or given directly or indirectly by the issuer for soliciting such exchange.

The following table sets forth the changes in convertible and demand notes payable during the nine
months ended
September 30 2017 (
in thousands):

	Convertible Notes Payable
	Principal	Accrued Interest	Demand Notes
Principal value at December 31, 2016	$2,775	$105	$250
Accrued interest	—	120	—
Aggregate principal value of 2017 Notes sold	3,076	—	—
Aggregate principal value of 2013 Notes and accrued interest converted into common stock	(2,750)	(138)	—
Aggregate principal value of Demand Notes converted into common stock	—	—	(250)
Principal value at September 30, 2017	$3,101	$87	$—

Term debt

On
October 26, 2012,
we entered into an unsecured loan agreement (the “Agreement”) with the Institute for Commercialization of Public Research, Inc. (the "Institute"). Under the terms of the agreement, we borrowed
$300,000
at a fixed interest rate of
4.125%.
No
principal or interest payments
were due until the maturity date,
October 26, 2017,
unless a mandatory repayment event occurred.

Effective
October 26, 2017,
we entered into an amendment to our unsecured loan agreement with the Institute for Commercialization of Public Research, Inc.
Under the terms of the amendment the maturity date of the note was extended to
May 1, 2019
with monthly payments of
$10,000
to begin on
May 1, 2018
with the remaining balance due in full on
May 1, 2019.
The monthly payments will apply
first
to accrued and unpaid interest. Accordingly, the outstanding principal is presented as a long term liability in the
September 30, 2017
balance sheet.

Debt issuance costs
and discount

The following table summarizes
the deferred financing costs which are presented as a direct deduction from the carrying amount of their related debt liabilities (in thousands):

	September 30 , 2017		December 31, 2016
	Convertible Notes Payable	Term Debt	Convertible Notes Payable	Long-Term Debt
Loan principal amount	$3,101	$300	$2,775	$300
Deferred financing costs	16	37	105	37
Accumulated amortization	(4)	(37)	(63)	(31)
Unamortized balance	12	—	42	6
Discount on debt	2,954
Accumulated amortization	(961)
Unamortized balance	1,993
Loan carrying amounts, net	$1,096	$300	$2,733	$294

6.
     Indebtedness

Term debt

On
October 26, 2012,
we entered into an unsecured loan agreement (the “Agreement”) with the Institute for Commercialization of Public Research, Inc. (the “Institute”). Under the terms of the agreement, we borrowed
$300,000
at a fixed interest rate of
4.125%.
No
principal or interest payments are due until the maturity date,
October 26, 2017,
unless a mandatory repayment event occurs. A mandatory repayment event includes, (i) a liquidity event defined as a sale of all or substantially all of our assets; a merger, consolidation, share exchange or similar transaction as a result of which the persons holding our equity constituting a majority of the outstanding equity by voting power or economic participation immediately prior to the transaction hold less than a majority of such voting power or economic participation immediately after such transaction; or a sale or transfer of our outstanding equity in a transaction as a result of which the persons holding our equity constituting a majority of the outstanding equity by voting power or economic participation immediately prior to the transaction hold less than a majority of such voting power or economic participation immediately after such transaction, (ii) an event of default, (iii) a failure to maintain a Florida base of operations for more than
6
months, (iv) a sale or transfer of licensed technology, (v) any false representation to the Institute, (vi) a violation of law by the Company or one
of its principal officers, or (vii) an achievement of aggregate revenues during any fiscal year of more than
$4,000,000
from sales of products and/or services. Based upon its maturity date, this term debt was reclassified to a current liability as of
December 31, 2016.

Demand notes payable

In conjunction with the Merger, and after giving effect to the disposition of the nominal business operations of Cimarron on
September 28, 2015,
we assumed
$250,000
of unsecured demand notes that were previously issued by Cimarron. These demand notes have no
stated interest rate or maturity date and accordingly are reported as current liabilities in our Consolidated Balance Sheet. One of our stockholders, who beneficially owns more than
10%
of our common stock, holds
$125,000
of these notes. See Note
8
below for additional information regarding the Merger.

Convertible notes payable

In the
fourth
quarter of
2013,
we initiated an offering of convertible promissory notes (the
“2013
Convertible Notes”). In total, gross proceeds raised were
$3.1
million. The
2013
Convertible Notes accrue interest at
5%
per year, payable quarterly, are convertible into shares of common stock at
$1.125
per share at the option of the holder and mature in
December 2018.
One of our stockholders, who beneficially owns more than
10%
of our common stock, holds
$700,000
of these notes. As of
December 31, 2016,
the Company had
not
paid the required quarterly interest payments for the
2013
Convertible Notes for the second,
third
and
fourth
quarters of
2016.
This constitutes an event of default under which the note holders may
demand immediate payment of the outstanding principal and accrued but unpaid interest and accordingly, the
2013
Convertible Notes and
$105,000
of accrued, unpaid interest are presented as current obligations in our Consolidated Balance Sheet. As of the date of this report, no
note holder has made such a demand.

In
2015,
holders of the
2013
Convertible Notes converted
$225,000,
plus accrued interest, into
200,776
shares of our common stock.

Debt issuance costs

The following table summarizes the deferred financing costs which are presented as a direct reduction of the carrying amount of their related debt liabilities (in thousands):

	December 31, 2016		December 31, 2015
	Convertible Notes Payable	Long-Term Debt	Convertible Notes Payable	Long-Term Debt
Loan principal amount	$2,775	$300	$2,775	$300
Deferred financing costs	105	37	105	37
Accumulated Amortization	(63)	(31)	(42)	(24)
Unamortized balance	42	6	63	13
Loan amount, net	$2,733	$294	$2,712	$287

We recorded amortization of debt issuance costs of
$28,000
for both of the years ended
December 31, 2016
and
2015,
which is included in interest expense in the accompanying Consolidated Statements of Operations and comprehensive loss.